Vessels, net (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member]
Property, Plant and Equipment [Line Items]
Collateral	all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral
Ballast water treatment system ("BWTS") [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 3,721